Material Accounting Policy Information (Tables)	12 Months Ended
Feb. 28, 2026
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation is computed on a straight-line basis over their estimated useful lives of property, plant and equipment including right of use assets as follows:

Category	Depreciation method	Average useful life
Property	Straight line	20-50 years
Property - Right of use assets	Straight line	Lease term or useful life whichever is shorter
Property - Leasehold improvements	Straight line	3 years or lease term
Plant, equipment and vehicles	Straight line	4-10 years
IT equipment	Straight line	3-5 years
Capitalized telematics devices - Installed	Straight line	5 years

Schedule of Useful Life of Capitalized Commission Assets	The useful life of items of capitalized commission assets has been assessed as follows:
Item	Amortization method	Average useful life
Capitalized commission assets	Straight line	5 years